Note 11 - Stock-based Compensation - Schedule of Restricted Stock Units (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
The 2017 Stock Incentive Plan [Member]
Outstanding RSUs at beginning of period (in shares)	320	650
Outstanding RSUs at beginning of period (in dollars per share)	$ 285.36	$ 259.5
Granted, shares (in shares)	0	0
Granted, weighted average grant date fair value (in dollars per share)	$ 0	$ 0
Vested, shares (in shares)	(64)	(273)
Vested, weighted average grant date fair value (in dollars per share)	$ 260.18	$ 255.85
Cancelled and forfeited, shares (in shares)	(252)	(57)
Cancelled and forfeited, weighted average grant date fair value (in dollars per share)	$ 254.1	$ 260.1
Nonvested RSUs as of December 31 (in shares)	4	320
Nonvested RSUs as of December 31 (in dollars per share)	$ 257.1	$ 285.36
The 2021 Stock Incentive Plan [Member]
Outstanding RSUs at beginning of period (in shares)	54,706	684
Outstanding RSUs at beginning of period (in dollars per share)	$ 1.56	$ 133.2
Granted, shares (in shares)	98,944	138,343
Granted, weighted average grant date fair value (in dollars per share)	$ 2.58	$ 1.45
Vested, shares (in shares)	(22,332)	(83,700)
Vested, weighted average grant date fair value (in dollars per share)	$ 4.11	$ 0.23
Cancelled and forfeited, shares (in shares)	(73,116)	(621)
Cancelled and forfeited, weighted average grant date fair value (in dollars per share)	$ 1.9	$ 126.6
Nonvested RSUs as of December 31 (in shares)	58,202	54,706
Nonvested RSUs as of December 31 (in dollars per share)	$ 3.63	$ 1.56